RELATED PARTY TRANSACTIONS (Details Narrative)				1 Months Ended					3 Months Ended		12 Months Ended
	Mar. 19, 2018 USD ($)	Nov. 11, 2017 USD ($)	Jan. 01, 2016 USD ($)	Apr. 30, 2018 USD ($)	Apr. 30, 2018 CNY (¥)	Mar. 31, 2018 USD ($)	Mar. 31, 2018 CNY (¥)	Apr. 30, 2017 USD ($)	Sep. 30, 2018 USD ($)	Sep. 30, 2017 USD ($)	Jun. 30, 2018 USD ($)	Jun. 30, 2017 USD ($)
Rent expenses											$ 63,345	$ 63,790
Six Membership Service Agreements [Member] | Xin Platform APP [Member]
Service fee				$ 150		$ 150
Usage fee paid				750		750
Deposit paid				750		750
Reward received				$ 8		$ 8
Six Membership Service Agreements [Member] | Xin Platform APP [Member] | CNY
Service fee | ¥					¥ 1,000		¥ 1,000
Seven Shareholders [Member] | Agency Agreements [Member] | Xin Platform APP [Member]
Usage fee paid	$ 735
Deposit paid	735
Reward received	$ 8
Mr. Zhixin Liu [Member]
Amount due to president									$ 0		27,058	129,874
Mr. Zhixin Liu [Member] | Car Rental Agreement [Member]
Amount due to president			$ 750
Lease expiration date			Dec. 31, 2018
Rent expenses			$ 735						$ 2,205	$ 2,253	$ 9,000	$ 8,808
Mr. Zhixin Liu [Member] | Apartment Rental Agreement [Member]
Lease expiration date								Apr. 30, 2019
Rent expenses								$ 2,940
Harbin Jinfenglvyuan Biotechnology Co., Ltd [Member]
Purchased a used car		$ 3,054